Shareholders' Equity (Deficit)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Shareholders Equity [Abstract]
Shareholders' Equity (Deficit)
NOTE 9. SHAREHOLDERS’ EQUITY (DEFICIT)
Preference Shares —
The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no preference shares issued or outstanding.

Class
 A Ordinary Shares—
The Company is authorized to issue 400,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2020, there were 57,500,000
Class A ordinary shares issued or outstanding, all subject to possible redemption and therefore classified outside of permanent equity. See Note 8.
Class
 B Ordinary Shares—
The Company is authorized to issue 40,000,000 Class B ordinary shares with a par value of $0.0001 per share. H
o
lders are entitled to one vote for each share of Class B ordinary shares. As of December 31, 2020, there were 14,375,000 Class B ordinary shares issued and outstanding.
Holders

of the Company’s Class B ordinary shares are entitled to
one
vote for each share. The Class B ordinary shares and will auto
m
atically convert into Class A ordinary shares on the first business day following the consummation of the initial Business Combination, or earlier at the option of the holder thereof, on a one-for-one
basis, subject to adjustment for share splits, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination (including the Forward Purchase Shares), the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate,
20
% of the total number of Class A ordinary shares issued and outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination (including the Forward Purchase Shares), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.

NOTE 8. SHAREHOLDERS’ EQUITY (DEFICIT)
Preference Shares
-
The Company is authorized to issue
1,000,000
preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of
September
30, 2021 and December 31, 2020, there were
no
preference shares issued
and
outstanding.
Class A Ordinary Shares
-
The Company is authorized to issue 400,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of
September
 30, 2021
,
and December 31, 2020, there were 57,500,000 Class
A ordinary shares issued
and
outstanding,
Of the outstanding shares of
Class A ordinary shares
, 57,500,000 shares were
subject to possible redemption
at September 30, 2021 and December 31, 2020, and therefore classified outside of permanent equity (See Note 7).
Class B Ordinary Shares
-
The Company is authorized to issue 40,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B ordinary shares. As of September 30, 2021, and December 31, 2020, there were

14,375,000
Class B ordinary shares
issued and outstanding.
Holders of the Company’s Class B ordinary shares are entitled to one vote for each share. The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day following the consummation of the initial Business Combination, or earlier at the option of the holder thereof, on a one-for-one
basis, subject to adjustment for share splits, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination (including the Forward Purchase Shares), the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares issued and outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A or
d
inary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination (including the Forward
Purchase Shares), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.